INCOME TAXES - Current and deferred portion of income tax expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
INCOME TAXES
Current tax	¥ 945,305		¥ 1,053,979	¥ 1,355,651
Deferred tax	(208,501)		204,217	(769,615)
Income tax expense	¥ 736,804	$ 106,827	¥ 1,258,196	¥ 586,036